CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Comprehensive income
Profit/(loss) for the period	$ (9,387)	$ (21,475)	$ (2,178)	$ (58,910)
Items that will not be reclassified to income statement:
Remeasurement of defined benefit obligation/(loss)	0	0	0	0
Total	0	0	0	0
Items that may be reclassified to income statement:
Exchange gain(loss) on translation of foreign currency lease asset/liability	(1)	0	(2)	0
Exchange gain(loss) on translation of foreign currency denominated associate	(64)	(9)	(43)	(63)
Other comprehensive income	(66)	(9)	(45)	(63)
Total comprehensive income/(loss) for the period	(9,453)	(21,484)	(2,223)	(58,974)
Attributable to the owners of parent	$ (9,453)	$ (21,484)	$ (2,223)	$ (58,974)